Commitments and contingencies - Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Commitments and contingencies
Total rental expenses, operating leases	$ 555	¥ 3,483	¥ 2,859	¥ 4,898